Investments - Summary of Forth the Group's Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Equity method investments	¥ 286,513	¥ 23,471
Equity investments without readily determinable fair Values	65,226	11,391
Total	351,739	34,862
Less: impairment on investments	(1,359)
Investment, net	¥ 350,380	¥ 34,862